Schedule of Investments (unaudited)
September 30, 2024
BlackRock LifePath® Dynamic 2025 Fund
(Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 37.3%
BlackRock Advantage Emerging Markets Fund, Class K	198,047	$ 2,148,805
BlackRock Tactical Opportunities Fund, Class K	325,666	4,624,463
Diversified Equity Master Portfolio	$32,917,380	32,917,380
International Tilts Master Portfolio	$6,362,509	6,362,509
iShares Developed Real Estate Index Fund, Class K	224,689	2,359,232
iShares MSCI EAFE Small-Cap ETF	33,192	2,247,098
		50,659,487
Fixed-Income Funds — 41.4%
BlackRock Diversified Fixed Income Fund, Class K	4,554,373	44,815,029
BlackRock High Yield Bond Portfolio, Class K	92,186	667,425
iShares TIPS Bond ETF	96,238	10,631,412
		56,113,866

Security	Shares	Value
Money Market Funds — 20.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(b)	27,604,132	$ 27,604,132
Total Investments — 99.0% (Cost: $121,921,323)		134,377,485
Other Assets Less Liabilities — 1.0%		1,313,398
Net Assets — 100.0%		$ 135,690,883

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares/ Investment Value Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Advantage Emerging Markets Fund, Class K	$ 1,883,058	$ 15,252	$ —	$ —	$ 250,495	$ 2,148,805	198,047	$ 15,252	$ —
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	7,678,661	—	(7,678,755)(b)	(673)	767	—	—	2,167 (c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	16,502,684	11,101,448 (b)	—	—	—	27,604,132	27,604,132	955,315	—
BlackRock Diversified Fixed Income Fund, Class K	33,543,577	10,659,676	—	—	611,776	44,815,029	4,554,373	1,606,787	—
BlackRock High Yield Bond Portfolio, Class K	869,677	387,381	(608,106)	16,403	2,070	667,425	92,186	38,262	—
BlackRock Tactical Opportunities Fund, Class K	4,328,106	—	—	—	296,357	4,624,463	325,666	—	—
Diversified Equity Master Portfolio	23,929,856	3,406,602 (b)(d)	—	2,755,482	2,825,440	32,917,380	$32,917,380	439,334	—
International Tilts Master Portfolio	5,551,777	123,389 (b)(d)	—	326,123	361,220	6,362,509	$6,362,509	123,389	—
iShares Developed Real Estate Index Fund, Class K	985,567	1,359,668	(213,000)	(11,690)	238,687	2,359,232	224,689	27,467	—
iShares MSCI EAFE Small-Cap ETF	2,054,585	—	—	—	192,513	2,247,098	33,192	29,843	—
iShares TIPS Bond ETF	7,504,199	2,834,018	—	—	293,195	10,631,412	96,238	193,568	—
				$ 3,085,645	$ 5,072,520	$ 134,377,485		$ 3,431,384	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Inclusive of income and expense allocated from the Master Portfolio.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2025 Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	7	12/12/24	$ 1,301	$ 54,732
S&P/TSE 60 Index	6	12/19/24	1,282	24,163
U.S. Long Bond	14	12/19/24	1,741	(5,273)
E-mini Russell 2000 Index	25	12/20/24	2,812	119,462
MSCI EAFE Index	19	12/20/24	2,363	52,708
MSCI Emerging Markets Index	56	12/20/24	3,284	209,321
S&P 500 Micro E-Mini Index	4	12/20/24	116	3,017
5-Year U.S. Treasury Note	133	12/31/24	14,624	38,070
				496,200
Short Contracts
Ultra U.S. Treasury Bond	18	12/19/24	2,399	32,385
				$ 528,585
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,612,638	USD	3,866,396	Morgan Stanley & Co. International PLC	10/04/24	$ 14,029
JPY	3,359,000	USD	23,203	Bank of America N.A.	10/04/24	175
USD	14,529	EUR	13,000	Bank of America N.A.	10/04/24	56
						14,260
CAD	1,223,518	USD	908,511	Bank of America N.A.	10/04/24	(3,786)
CAD	1,641,695	USD	1,219,024	Bank of America N.A.	10/04/24	(5,080)
EUR	2,257,210	USD	2,522,589	Bank of America N.A.	10/04/24	(9,782)
						(18,648)
						$ (4,388)
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day SOFR plus 0.38%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	1,871	$ 159,442	$ —	$ 159,442
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	246	1,997	—	1,997
1-Day SOFR plus 0.40%, 4.96%	Quarterly	Russell 1000 Value Index Total Return (RU10VATR)	At Termination	Morgan Stanley & Co. International PLC	N/A	10/04/24	USD	431	36,707	—	36,707
									$ 198,146	$ —	$ 198,146

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock LifePath® Dynamic 2025 Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$ 11,379,598	$ —	$ —	$ 11,379,598
Fixed-Income Funds	56,113,866	—	—	56,113,866
Money Market Funds	27,604,132	—	—	27,604,132
	$95,097,596	$—	$—	95,097,596
Investments Valued at NAV(a)				39,279,889
				$ 134,377,485
Derivative Financial Instruments(b)
Assets
Equity Contracts	$ 408,671	$ 252,878	$ —	$ 661,549
Foreign Currency Exchange Contracts	—	14,260	—	14,260
Interest Rate Contracts	70,455	—	—	70,455
Liabilities
Foreign Currency Exchange Contracts	—	(18,648)	—	(18,648)
Interest Rate Contracts	(5,273)	—	—	(5,273)
	$473,853	$248,490	$—	$722,343

(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Portfolio Abbreviation
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
Schedule of Investments